INVENTORIES, NET (Details Narrative) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Inventory Disclosure [Abstract]
Inventory reserve	$ 900,549	$ 681,884